UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
  (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
  (Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end:    August 31
Date of reporting period: August 31, 2010

ITEM 1.	REPORT TO STOCKHOLDERS.

          The Annual Report to Stockholders is filed herewith.

August 31, 2010

Annual
Report

Western Asset
U.S. Treasury
Reserves

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II | Western Asset U.S. Treasury Reserves

Fund objective

The Fund’s investment objective is to provide shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.

Fund name change

Prior to May 31, 2010, the Fund was known as Western Asset / CitiSM U.S. Treasury Reserves. There was no change in the Fund’s investment objective or investment policies as a result of the name change.

Letter from the chairman

Dear Shareholder,
We are pleased to provide the annual report of Western Asset U.S. Treasury Reserves for the twelve-month reporting period ended August 31, 2010. Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,
•	Market insights and commentaries from our portfolio managers, and
•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

September 24, 2010

Western Asset U.S. Treasury Reserves | III

Investment commentary

Economic review
While the overall U.S. economy continued to expand over the twelve months ended August 31, 2010, several economic data points weakened toward the end of the reporting period. This, in combination with sovereign debt woes in Europe, impacted investor sentiment and had significant implications for the financial markets.

Looking back, the U.S. Department of Commerce reported that U.S. gross domestic product (“GDP”)i contracted four consecutive quarters, beginning in the third quarter of 2008 through the second quarter of 2009. Economic conditions then began to improve in the third quarter of 2009, as GDP growth was 1.6%. A variety of factors helped the economy to regain its footing, including the government’s $787 billion stimulus program. Economic growth then accelerated during the fourth quarter of 2009, as GDP growth was 5.0%. A slower drawdown in business inventories and renewed consumer spending were contributing factors spurring the economy’s higher growth rate. While the economy continued to expand during the first half of 2010, it did so at a more modest pace, as GDP growth was 3.7% and 1.7% during the first and second quarters of 2010, respectively.

Even before GDP growth turned positive, there were signs that the economy was on the mend. The manufacturing sector, as measured by the Institute for Supply Management’s PMIii, rose to 52.8 in August 2009, the first time it surpassed 50 since January 2008 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). Starting with August, the manufacturing sector has expanded thirteen consecutive months. After reaching a six-year peak of 60.4 in April 2010, PMI data indicated somewhat more modest growth from May through July. However, the manufacturing sector then expanded at a faster pace in August, as its 56.3 reading during the month was better than July’s 55.5.

After experiencing sharp job losses in 2009, the U.S. Department of Labor reported that over one million new positions were added during the first five months of 2010. Included in that number, however, were 700,000 temporary government jobs tied to the 2010 Census. In June, July and August, more than 475,000 of these temporary positions were eliminated. This offset private sector growth and resulted in a net loss of 175,000, 54,000 and 54,000 jobs in June, July and August, respectively. The unemployment rate also rose in August to 9.6%, versus 9.5% in July.

There was mixed news in the housing market during the period. According to the National Association of Realtors, existing home sales increased 7.0% and 8.0% in March and April, respectively, after sales had fallen for the period from December 2009 through February 2010. The rebound was largely attributed to people rushing to take advantage of the government’s $8,000 tax credit for first-time home buyers that expired at the end of April. However, with the end of the tax credit, existing home sales then declined 2.2%, 7.1% and 27% in May, June and July, respectively. Sales then rose 7.6% in August and the inventory of unsold homes was an 11.6 month supply at the current sales level, versus a 12.5 month supply in July. Looking at home prices, the S&P/Case-Shiller Home Price Indexiii indicated that month-to-month U.S. home prices rose 0.6% in July. This marked the fourth straight monthly increase following six consecutive months of declining prices.

Financial market overview
During the majority of the reporting period, the financial markets were largely characterized by healthy investor risk appetite and solid results by lower-quality bonds. However, the market experienced a sharp sell-off in late April and in May, during which risk aversion returned and investors flocked to the relative safety of U.S. Treasury securities. Demand for riskier assets then resumed in June and July, before another “flight to quality” occurred in August.

Given certain pockets of weakness in the economy, the Federal Reserve Board (“Fed”)iv remained cautious throughout the reporting period. At its meeting in September 2010 (after the reporting period ended), the Fed said that “the pace of recovery in output and employment has slowed in recent months. . . . The Committee will maintain the target range for the federal funds ratev at 0 to 1/4 percent and continues to anticipate that economic conditions, including low rates of resource utilization, subdued inflation trends, and stable inflation expectations, are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

In addition, due to signs that economic growth was moderating toward the end of the reporting period, the Fed took further actions to spur the economy. At its August 10th meeting, the Fed announced that

IV | Western Asset U.S. Treasury Reserves

Investment commentary (cont’d)

it would begin to use the proceeds from expiring agency debt and agency mortgage-backed securities to purchase longer-dated Treasury securities. This led to speculation that the Fed may again move to purchase large amounts of agency and Treasury securities in an attempt to avoid a double-dip recession and ward off deflation.

Fixed-income market review
Continuing the trend that began in the second quarter of 2009, nearly every spread sector (non-Treasury) outperformed equal-durationvi Treasuries during the first eight months of the reporting period. Over that time, investor confidence was high given encouraging economic data, continued low interest rates, benign inflation and rebounding corporate profits. Robust investor appetite was then replaced with heightened risk aversion toward the end of April and during the month of May. This was due to the escalating sovereign debt crisis in Europe, uncertainties regarding new financial reforms in the U.S. and some worse-than-expected economic data. Most spread sectors then produced positive absolute returns in June and July, as investor demand for these securities again increased. However, there was another bout of risk aversion in August, given fears that the economy may slip back into a recession.

Both short- and long-term Treasury yields fluctuated but, overall, moved lower during the twelve months ended August 31, 2010. When the period began, two- and ten-year Treasury yields were 0.97% and 3.40%, respectively. On April 5, 2010, two- and ten-year Treasury yields peaked at 1.18% and 4.01%, respectively. Subsequent to hitting their highs for the period, yields largely declined during the remainder of the reporting period. When the period ended on August 31, 2010, two- and ten-year Treasury yields were 0.47% and 2.47%, respectively — their lows for the reporting period. With the Fed keeping the federal funds rate at a historical low, the yields available from money market securities remained extremely low during the reporting period.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

September 30, 2010

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.
ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The S&P/Case-Shiller Home Price Index measures the residential housing market, tracking changes in the value of the residential real estate market in twenty metropolitan regions across the United States.

iv

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

[v]

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

vi

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

Western Asset U.S. Treasury Reserves 2010 Annual Report | 1

Fund overview

Q. What is the Fund’s investment strategy?
A. The Fund seeks to provide shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital. The Fund invests in securities through an underlying mutual fund, U.S. Treasury Reserves Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. Under normal circumstances, the Portfolio invests all of its assets in direct obligations of the U.S. Treasury, including U.S. Treasury bills, notes and bonds. Although the Portfolio invests in U.S. government obligations, an investment in the Fund is neither insured nor guaranteed by the U.S. government.

At Western Asset Management Company (“Western Asset”), the Fund’s and the Portfolio’s subadviser, we utilize a fixed-income team approach, with decisions derived from interaction among various investment management sector specialists. The sector teams are comprised of Western Asset’s senior portfolio managers, research analysts and an in-house economist. Under this team approach, management of client fixed-income portfolios will reflect a consensus of interdisciplinary views within the Western Asset organization.

Q. What were the overall market conditions during the Fund’s reporting period?
A. Economic data in the first half of the reporting period remained supportive of an economic recovery. During the fourth quarter of 2009, U.S. gross domestic product (“GDP”)i grew at a robust 5.0% pace. Short-term yields declined modestly through the end of the calendar year as liquidity conditions improved. GDP then expanded 3.7% in the first quarter of 2010. The functioning of financial markets improved and the Federal Reserve Board (“Fed”)ii ended its lending facilities that were initially created to provide liquidity in the aftermath of the credit crisis. While the Fed continued to reiterate the need to keep interest rates low for an extended period, market participants were optimistic that as the recovery gained momentum, sometime in the near future the Fed would begin to gradually remove some policy accommodation.

In early May 2010, speculation regarding the financial health of various European nations caused turmoil in the debt markets. Liquidity conditions tightened, a “flight to quality” caused Treasury yields to decline and short-term interbank rates rose sharply. European policy makers, along with the support of the Fed and other major central banks, announced a loan package to help with sovereign debt concerns, which gradually brought relief to the markets.

More recently, various economic reports were weaker than economists’ estimates, particularly those surrounding the housing and labor markets. This, in turn, led to concerns over the potential for a double-dip recession. The slowdown in the pace of the recovery reinforced the view that the Fed would maintain their current policy stance until well into 2011.

Given continued historically low short-term interest rates, the yields available from money market securities remained very low during the fiscal year.

Q. How did we respond to these changing market conditions?
A. Throughout the reporting period, we maintained a long average maturity to help lock in higher yields. Challenging financial and economic conditions increased demand for high-quality, risk-free investments and outweighed an increase in U.S. Treasury supply.

2 | Western Asset U.S. Treasury Reserves 2010 Annual Report

Fund overview (cont’d)

Performance review
As of August 31, 2010, the seven-day current yield for Class N shares of Western Asset U.S. Treasury Reserves was 0.01% and the seven-day effective yield, which reflects compounding, was 0.01%.[1]

Western Asset U.S. Treasury Reserves Yields as of August 31, 2010 (unaudited)

	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]

Class N	0.01%	0.01%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Absent current expense reimbursements and/or fee waivers, the seven-day current yield and the seven-day effective yield for Class N shares would have been -0.56%.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Q. What were the most significant factors affecting Fund performance?

A. Over the reporting period, the U.S. economic recovery remained modest and the exceptionally low interest rate environment helped to make conditions challenging. Increased volatility and fragile financial conditions, at times, put pressure on funding costs and liquidity conditions. As a result, high-quality liquid investments, such as U.S. Treasury obligations, remained in strong demand and served to keep Treasury yields low.

Thank you for your investment in Western Asset U.S. Treasury Reserves. As always, we appreciate that you have chosen us to manage your assets and we remain focused on seeking to achieve the Fund’s investment goals.

Sincerely,

Western Asset Management Company

September 14, 2010

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at one dollar per share, it is possible to lose money by investing in the Fund. Please see the Fund’s prospectus for more information on these and other risks.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.
ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

Western Asset U.S. Treasury Reserves 2010 Annual Report | 3

Portfolio at a glance† (unaudited)

U.S. Treasury Reserves Portfolio
The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio, the investment breakdown of which is shown below.

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Portfolio’s investments as of August 31, 2010 and August 31, 2009. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

4 | Western Asset U.S. Treasury Reserves 2010 Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2010 and held for the six months ended August 31, 2010.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Based on actual total return[1]

Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio†*	Expenses Paid During the Period[3]

0.01%	$1,000.00	$1,000.10	0.16%	$0.81

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on hypothetical total return[1]

Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio†*	Expenses Paid During the Period[3]

5.00%	$1,000.00	$1,024.40	0.16%	$0.82

[1]	For the six months ended August 31, 2010.
[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

†	In order to maintain a minimum yield of 0.01%, additional waivers were implemented.
*	Includes the Fund’s share of U.S. Treasury Reserves Portfolio’s allocated expenses.

Western Asset U.S. Treasury Reserves 2010 Annual Report | 5

Statement of assets and liabilities
August 31, 2010

Assets:

Investment in U.S. Treasury Reserves Portfolio, at value	$1,069,021,844

Receivable for Fund shares sold	3,372,290

Receivable from investment manager	68,291

Prepaid expenses	82,703

Total Assets	1,072,545,128

Liabilities:

Distribution fees payable	92,784

Payable for Fund shares repurchased	90,008

Trustees’ fees payable	3,513

Distributions payable	2,572

Accrued expenses	76,185

Total Liabilities	265,062

Total Net Assets	$1,072,280,066

Net Assets:

Par value (Note 3)	$10,723

Paid-in capital in excess of par value	1,072,276,634

Overdistributed net investment income	(19,488)

Accumulated net realized gain on investments	12,197

Total Net Assets	$1,072,280,066

Shares Outstanding	1,072,267,869

Net Asset Value	$1.00

See Notes to Financial Statements.

6 | Western Asset U.S. Treasury Reserves 2010 Annual Report

Statement of operations
For the year ended August 31, 2010

Investment Income:

Income from U.S. Treasury Reserves Portfolio	$1,989,362

Allocated expenses from U.S. Treasury Reserves Portfolio	(1,259,061)

Allocated waiver from U.S. Treasury Reserves Portfolio	52,187

Total Investment Income	782,488

Expenses:

Investment management fee (Note 2)	4,172,649

Distribution fees (Note 2)	3,017,422

Registration fees	364,250

Legal fees	114,570

Shareholder reports	104,133

Litigation fees (Notes 2 and 6)	69,457

Insurance	41,849

Transfer agent fees	27,652

Audit and tax	21,107

Trustees’ fees	17,449

Miscellaneous expenses	23,100

Total Expenses	7,973,638
Less: Fee waivers and/or expense reimbursements (Note 2)	(7,258,002)

Net Expenses	715,636

Net Investment Income	66,852

Net Realized Gain on Investments From U.S. Treasury Reserves Portfolio	12,197

Increase in Net Assets From Operations	$79,049

See Notes to Financial Statements.

Western Asset U.S. Treasury Reserves 2010 Annual Report | 7

Statements of changes in net assets

For the Years Ended August 31,	2010	2009

Operations:

Net investment income	$66,852	$2,949,143

Net realized gain	12,197	376,895

Increase in Net Assets From Operations	79,049	3,326,038

Distributions to Shareholders from (Note 1):

Net investment income	(66,852)	(2,954,895)

Net realized gains	(53,843)	(318,618)

Decrease in Net Assets From Distributions to Shareholders	(120,695)	(3,273,513)

Fund Share Transactions (Note 3):

Net proceeds from sale of shares	3,605,624,703	9,277,075,309

Reinvestment of distributions	101,780	2,688,232

Cost of shares repurchased	(3,916,953,682)	(9,105,241,234)

Increase (Decrease) in Net Assets From Fund Share Transactions	(311,227,199)	174,522,307

Increase (Decrease) in Net Assets	(311,268,845)	174,574,832

Net Assets:

Beginning of year	1,383,548,911	1,208,974,079

End of year*	$1,072,280,066	$1,383,548,911

* Includes overdistributed net investment income of	$(19,488)	—

See Notes to Financial Statements.

8 | Western Asset U.S. Treasury Reserves 2010 Annual Report

Financial highlights

For a share of beneficial interest outstanding throughout each year ended August 31:

Class N	2010	2009	2008	2007	2006

Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.000	$1.000

Income from operations:
Net investment income	0.000 [1]	0.001	0.020	0.042	0.035

Net realized gain[1]	0.000	0.000	0.000	0.000	0.000

Total income from operations	0.000 [1]	0.001	0.020	0.042	0.035

Less distributions from:
Net investment income	(0.000)[1]	(0.001)	(0.020)	(0.042)	(0.035)

Net realized gains[1]	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)

Total distributions	(0.000)[1]	(0.001)	(0.020)	(0.042)	(0.035)

Net asset value, end of year	$1.000	$1.000	$1.000	$1.000	$1.000

Total return[2]	0.01%	0.15%	1.98%	4.33%	3.59%

Net assets, end of year (000s)	$1,072,280	$1,383,549	$1,208,974	$200,139	$260,752

Ratios to average net assets:
Gross expenses[3,4]	0.76%	0.74%[5]	0.75%	0.85%[6]	0.89%

Net expenses[3,7,8]	0.16 [9]	0.52 [5,9]	0.70	0.70 [6]	0.70

Net investment income	0.01	0.14	1.45	4.25	3.57

[1]	Amount represents less than $0.0005 per share.
[2]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Includes the Fund’s share of U.S. Treasury Reserves Portfolio’s allocated expenses.
[4]

The gross expense ratio includes litigation fees. In the absence of these fees, the gross expense ratios would have been 0.76%, 0.74%, 0.75%, 0.81% and 0.83% for the years ended August 31, 2010, 2009, 2008, 2007 and 2006, respectively.

[5]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.72% and 0.50%, respectively.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.83% and 0.69%, respectively.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]

As a result of an expense limitation agreement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class N shares will not exceed 0.70%. Effective December 1, 2010, the expense limitation will be 0.75% until December 31, 2011.

[9]	In order to maintain a minimum yield of 0.01%, additional waivers were implemented.

See Notes to Financial Statements.

Western Asset U.S. Treasury Reserves 2010 Annual Report | 9

Notes to financial statements

1. Organization and significant accounting policies
Western Asset U.S. Treasury Reserves (formerly known as Western Asset / CitiSM U.S. Treasury Reserves) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust that has the same objective as the Fund.

The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (6.4% at August 31, 2010) in the net assets of the Portfolio.

The Fund has adopted Statement of Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income. The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

(c) Expenses. The Fund bears all costs of its operations other than expenses specifically assumed by the manager. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund’s share of the Portfolio’s expenses is charged against and reduces the amount of the Fund’s investment in the Portfolio.

(d) Method of allocation. All the net investment income and realized and unrealized gains and losses of the Portfolio are allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

(e) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared as of 2:00 p.m. Eastern Time, each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of August 31, 2010, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

10 | Western Asset U.S. Treasury Reserves 2010 Annual Report

Notes to financial statements (cont’d)

(g) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Overdistributed Net Investment Income	Paid-in Capital

(a)	$(19,488)	$19,488

(a)	Reclassifications are primarily due to distributions paid in connection with the redemption of Fund shares and expenses deductible for book not tax.

2. Investment management agreement and other transactions with affiliates
Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s and the Portfolio’s investment manager. Western Asset Management Company (“Western Asset”) is the Fund’s and the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreements, the Fund and the Portfolio pay investment management fees calculated daily and paid monthly at an annual rate of the Fund’s and the Portfolio’s average daily net assets in accordance with the following breakpoint schedule:

Average Daily Net Assets	Portfolio	Fund	Total

First $1 billion	0.100%	0.350%	0.450%

Next $1 billion	0.100	0.325	0.425

Next $3 billion	0.100	0.300	0.400

Next $5 billion	0.100	0.275	0.375

Over $10 billion	0.100	0.250	0.350

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

As a result of an expense limitation agreement between the Fund and LMPFA, the ratio of expenses, other than brokerage, interest, taxes, and extraordinary expenses to average net assets of Class N shares will not exceed 0.70% through November 30, 2010. Effective December 1, 2010, the expense limitation will be 0.75%. This expense limitation can not be terminated prior to December 31, 2011 without the Board of Trustees’ consent.

The manager has voluntarily undertaken to limit fund expenses in order to maintain a minimum yield of 0.01%. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the manager at any time without notice.

During the year ended August 31, 2010, fees waived and/or expenses reimbursed amounted to $5,378,092. In addition, during the year ended August 31, 2010, the Fund was reimbursed for litigation fees amounting to $69,457 as described in Note 6.

The manager is permitted to recapture amounts previously forgone or reimbursed to the Fund during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expense incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

The Fund has adopted a Rule 12b-1 distribution and service plan under the 1940 Act, and under that plan, the Fund is authorized to pay a monthly fee at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. The fee is calculated daily and paid monthly. For the year ended August 31, 2010, the distribution and/or service fees amounted to $3,017,422, of which $1,810,453 was voluntarily waived.

Western Asset U.S. Treasury Reserves 2010 Annual Report | 11

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Shares of beneficial interest
At August 31, 2010, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share.

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued in reinvestment of dividends declared, and shares repurchased, is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding capital share transactions.

4. Income tax information and distributions to shareholders
Subsequent to the fiscal year end, the Fund has made the following distributions:

Record Date Payable Date		Class N

Daily
9/30/2010		$0.000008

The tax character of distributions paid during the fiscal years ended August 31, were as follows:

	2010	2009

Distributions Paid From:

Ordinary income	$120,695	$3,273,513

As of August 31, 2010, there were no significant differences between the book and tax components of net assets.

5. Legal matters
Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

12 |  Western Asset U.S. Treasury Reserves 2010 Annual Report

Notes to financial statements (cont’d)

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

6. Other matters
On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (prior to May 31, 2010, the Fund was known as Western Asset / CitiSM New York Tax Free Reserves, and prior to June 1, 2009, as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of

Western Asset U.S. Treasury Reserves 2010 Annual Report | 13

Appeals for the Second Circuit. On December 29, 2009, the U.S. Court of Appeals for the Second Circuit reserved judgment after determining that the propriety of the district court’s dismissal depended upon an unsettled question of Massachusetts state law regarding the statute governing derivative proceedings was better addressed by a Massachusetts court and certified the question to the Massachusetts Supreme Judicial Court. On August 23, 2010, the Massachusetts Supreme Judicial Court answered the certified question, concluding that a derivative action must be dismissed under applicable state law following a corporation’s independent determination, made in good faith and after reasonable inquiry, that maintenance of the derivative proceeding is not in the best interests of the corporation, regardless whether the derivative complaint has been filed before or after the corporation’s rejection of the shareholder’s demand. The answer will be conveyed to the U.S. Court of Appeals for the Second Circuit and the parties await a decision of that Court.

7. Regulatory matter
The Securities and Exchange Commission (“SEC”) adopted amendments to Rule 2a-7 and certain other rules under the 1940 Act concerning the operation and regulation of money market funds. These new rules and amendments became effective May 5, 2010, unless otherwise specified in the rule release. The rule amendments and new rule, among other things, tighten portfolio credit quality, maturity and liquidity requirements for money market funds. None of these changes in regulation affect the financial statements.

14 |  Western Asset U.S. Treasury Reserves 2010 Annual Report

Report of independent registered public accounting firm

The Board of Trustees and Shareholders
Legg Mason Partners Money Market Trust:

We have audited the accompanying statement of assets and liabilities of Western Asset U.S. Treasury Reserves (formerly Western Asset / CitiSM U.S. Treasury Reserves), a series of Legg Mason Partners Money Market Trust, as of August 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Western Asset U.S. Treasury Reserves as of August 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
October 20, 2010

Western Asset U.S. Treasury Reserves | 15

Additional information (unaudited)
Information about Trustees and Officers

The business and affairs of Western Asset U.S. Treasury Reserves (formerly known as Western Asset / CitiSM U.S. Treasury Reserves) (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o R. Jay Gerken, 620 Eighth Avenue, New York, New York 10018. Information pertaining to the Trustees and officers of the Fund is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling 1-800-625-4554 or 1-212-857-8181.

Independent Trustees†:

Elliott J. Berv

Year of birth	1943

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1989

Principal occupation(s) during past five years	President and Chief Executive Officer, Catalyst (consulting) (since 1984); formerly, Chief Executive Officer, Rocket City Enterprises (media) (2000 to 2005)

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years

World Affairs Council (since 2009); formerly, Board Member, American Identity Corp. (doing business as Morpheus Technologies) (biometric information management) (2001 to 2008); formerly, Director, Lapoint Industries (industrial filter company) (2002 to 2007); formerly, Director, Alzheimer’s Association (New England Chapter) (1998 to 2008)

A. Benton Cocanougher

Year of birth	1938

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1991

Principal occupation(s) during past five years

Retired; Dean Emeritus and Professor Emeritus, Texas A&M University (since 2008); Interim Dean, George Bush School of Government and Public Service, Texas A&M University (2009 to 2010); A.P. Wiley Professor, Texas A&M University (2001 to 2008); Interim Chancellor, Texas A&M University System (2003 to 2004); Dean of the Mays Business School, Texas A&M University (1987 to 2001)

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years	Formerly, Director, First American Bank, Texas (1994 to 1999); formerly, Director, Randle Foods, Inc. (1991 to 1999); formerly, Director, Petrolon, Inc. (engine lubrication products) (1991 to 1994)

Jane F. Dasher

Year of birth	1949

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1999

Principal occupation(s) during past five years	Chief Financial Officer, Korsant Partners, LLC (a family investment company) (since 1997)

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years	None

16 |  Western Asset U.S. Treasury Reserves

Additional information (unaudited) (cont’d)
Information about Trustees and Officers

Independent Trustees cont’d

Mark T. Finn

Year of birth	1943

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1989

Principal occupation(s) during past five years

Adjunct Professor, College of William & Mary (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988); Principal/Member, Balvan Partners (investment management) (2002 to 2009)

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years	None

Rainer Greeven

Year of birth	1936

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1994

Principal occupation(s) during past five years	Attorney, Rainer Greeven PC (since 1998); President and Director, 62nd Street East Corporation (real estate) (since 2002)

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years	Avica, Ltd (industrial and real estate holding) (since 2002)

Stephen R. Gross

Year of birth	1947

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1986

Principal occupation(s) during past five years

Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (since 1974); Executive Director of Business Builders Team, LLC (since 2005); formerly, Managing Director, Fountainhead Ventures, L.L.C. (technology accelerator) (1998 to 2003)

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years

Director, Andersen Calhoun (assisted living) (since 1987); formerly, Director, United Telesis, Inc. (telecommunications) (1997 to 2002); formerly, Director, ebank Financial Services, Inc. (1997 to 2004)

Richard E. Hanson, Jr.

Year of birth	1941

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1985

Principal occupation(s) during past five years	Retired; formerly Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (1996 to 2000)

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years	None

Western Asset U.S. Treasury Reserves | 17

Independent Trustees cont’d

Diana R. Harrington

Year of birth	1940

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1992

Principal occupation(s) during past five years	Babson Distinguished Professor of Finance, Babson College (since 1992)

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years	None

Susan M. Heilbron

Year of birth	1945

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1994

Principal occupation(s) during past five years

Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); formerly, General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); formerly, Senior Vice President, New York State Urban Development Corporation (1984 to 1986)

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years

Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); formerly, Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); formerly, Director, Alexander’s Inc. (department store) (1987 to 1990)

Susan B. Kerley

Year of birth	1951

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1992

Principal occupation(s) during past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years	Director and Trustee (since 1990) and Chairman (since 2005) of various series of MainStay Family of Funds (66 funds)

Alan G. Merten

Year of birth	1941

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1990

Principal occupation(s) during past five years	President, George Mason University (since 1996)

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years

Director, Cardinal Financial Corporation (since 2006); Trustee, First Potomac Realty Trust (since 2005); formerly, Director, Xybernaut Corporation (information technology) (2004 to 2006); formerly, Director, Digital Net Holdings, Inc. (2003 to 2004); formerly, Director, Comshare, Inc. (information technology) (1985 to 2003)

18 | Western Asset U.S. Treasury Reserves

Additional information (unaudited) (cont’d)
Information about Trustees and Officers

Independent Trustees cont’d

R. Richardson Pettit

Year of birth	1942

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1990

Principal occupation(s) during past five years

Retired; formerly, Duncan Professor of Finance, University of Houston (1977 to 2006); previous academic or management positions include: University of Washington, University of Pennsylvania and Purdue University

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years	None

Interested Trustee and Officer:

R. Jay Gerken, CFA[3]

Year of birth	1951

Position(s) with Trust	Trustee, President, Chairman and Chief Executive Officer

Term of office[1] and length of time served[2]	Since 2002

Principal occupation(s) during past five years

Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2005); Officer and Trustee/Director of 148 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); President and Chief Executive Officer (“CEO”) of LMPFA (since 2006); President and CEO of Smith Barney Fund Management LLC (“SBFM”) and Citi Fund Management, Inc. (“CFM”) (formerly registered investment advisers) (since 2002); formerly, Chairman, President and CEO, Travelers Investment Adviser Inc. (prior to 2005)

Number of funds in fund complex overseen by Trustee	135

Other board memberships held by Trustee during past five years	Former Trustee, Consulting Group Capital Markets Funds (11 funds) (prior to 2006)

Additional Officers:

Ted P. Becker

Legg Mason
620 Eighth Avenue, New York, NY 10018

Year of birth	1951

Position(s) with Trust	Chief Compliance Officer

Term of office[1] and length of time served[2]	Since 2007

Principal occupation(s) during past five years

Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Western Asset U.S. Treasury Reserves | 19

Additional Officers cont’d

John Chiota

Legg Mason
100 First Stamford Place, Stamford, CT 06902

Year of birth	1968

Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer and Identity Theft Prevention Officer

Term of office[1] and length of time served[2]	Since 2007 and 2008

Principal occupation(s) during past five years

Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2008); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006); Vice President of Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (prior to 2006); formerly, Chief Anti-Money Laundering Compliance Officer of TD Waterhouse (prior to 2004)

Robert I. Frenkel

Legg Mason
100 First Stamford Place, Stamford, CT 06902

Year of birth	1954

Position(s) with Trust	Secretary and Chief Legal Officer

Term of office[1] and length of time served[2]	Since 2007

Principal occupation(s) during past five years

Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel of Global Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Thomas C. Mandia

Legg Mason
100 First Stamford Place, Stamford, CT 06902

Year of birth	1962

Position(s) with Trust	Assistant Secretary

Term of office[1] and length of time served[2]	Since 2007

Principal occupation(s) during past five years

Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary to SBFM and CFM (since 2002)

Kaprel Ozsolak

Legg Mason
55 Water Street, New York, NY 10041

Year of birth	1965

Position(s) with Trust	Chief Financial Officer

Term of office[1] and length of time served[2]	Since 2010

Principal occupation(s) during past five years

Director of Legg Mason & Co. (since 2005); Chief Financial Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007) and Legg Mason & Co. predecessors (prior to 2007); formerly, Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010) and Legg Mason & Co. predecessors (prior to 2005); formerly, Controller of certain mutual funds associated with Legg Mason & Co. predecessors (prior to 2004)

20 | Western Asset U.S. Treasury Reserves

Additional information (unaudited) (cont’d)
Information about Trustees and Officers

Additional Officers cont’d

David Castano

Legg Mason
55 Water Street, New York, NY 10041

Year of birth	1971

Position(s) with Trust	Treasurer

Term of office[1] and length of time served[2]	Since 2010

Principal occupation(s) during past five years

Vice President of Legg Mason & Co. (since 2008); Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2010); formerly, Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010); formerly, Assistant Treasurer of Lord Abbett mutual funds (prior to 2006); formerly, Supervisor at UBS Global Asset Management (prior to 2004)

Jeanne M. Kelly

Legg Mason
620 Eighth Avenue, New York, NY 10018

Year of birth	1951

Position(s) with Trust	Senior Vice President

Term of office[1] and length of time served[2]	Since 2007

Principal occupation(s) during past five years

Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005)

†	Trustees who are not “interested persons” of the Fund within the meaning of Section 2(a)(19) of the 1940 Act.
[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.
[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.
[3]	Mr. Gerken is an “interested person” of the Fund, as defined in the 1940 Act, because of his position with LMPFA and/or certain of its affiliates.

Western Asset U.S. Treasury Reserves | 21

Important tax information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended August 31, 2010:

Record date:	Daily	Daily

	September 2009 –	January 2010 –
Payable date:	December 2009	August 2010

Interest from federal obligations	59.01%	75.79%

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

The following information is applicable to non-U.S. resident shareholders:

All of the ordinary income distributions paid monthly by the Fund represent Qualified Net Interest Income and Qualified Short-Term Gain eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Please retain this information for your records.

22 | U.S. Treasury Reserves Portfolio 2010 Annual Report

Schedule of investments
August 31, 2010

U.S. Treasury Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value

Short-Term Investments — 104.9%

U.S. Treasury Bills — 97.6%

U.S. Treasury Bills	0.150 - 0.210%	9/2/10	$1,207,038,000	$1,207,032,709	(a)

U.S. Treasury Bills	0.110 - 0.220%	9/9/10	1,794,739,000	1,794,681,143	(a)

U.S. Treasury Bills	0.155 - 0.240%	9/16/10	2,188,359,000	2,188,210,718	(a)

U.S. Treasury Bills	0.146 - 0.240%	9/23/10	1,941,294,000	1,941,100,556	(a)

U.S. Treasury Bills	0.160 - 0.245%	9/30/10	786,054,000	785,921,755	(a)

U.S. Treasury Bills	0.140 - 0.265%	10/7/10	712,246,000	712,095,933	(a)

U.S. Treasury Bills	0.130 - 0.240%	10/14/10	640,850,000	640,695,053	(a)

U.S. Treasury Bills	0.140 - 0.225%	10/21/10	544,540,000	544,404,603	(a)

U.S. Treasury Bills	0.150 - 0.240%	10/28/10	349,720,000	349,601,317	(a)

U.S. Treasury Bills	0.150 - 0.245%	11/4/10	563,158,000	562,963,379	(a)

U.S. Treasury Bills	0.145 - 0.230%	11/12/10	554,481,000	554,285,383	(a)

U.S. Treasury Bills	0.155 - 0.230%	11/18/10	550,000,000	549,774,665	(a)

U.S. Treasury Bills	0.155 - 0.220%	11/26/10	497,180,000	496,965,288	(a)

U.S. Treasury Bills	0.145 - 0.220%	12/2/10	345,260,000	345,077,762	(a)

U.S. Treasury Bills	0.175%	12/9/10	250,000,000	249,879,687	(a)

U.S. Treasury Bills	0.165%	12/16/10	150,000,000	149,927,125	(a)

U.S. Treasury Bills	0.170 - 0.190%	12/23/10	454,730,000	454,474,796	(a)

U.S. Treasury Bills	0.215%	12/30/10	150,000,000	149,892,500	(a)

U.S. Treasury Bills	0.205%	1/6/11	250,000,000	249,819,201	(a)

U.S. Treasury Bills	0.185 - 0.200%	1/13/11	438,272,000	437,956,243	(a)

U.S. Treasury Bills	0.190 - 0.195%	1/20/11	375,000,000	374,716,042	(a)

U.S. Treasury Bills	0.200%	1/27/11	300,000,000	299,753,334	(a)

U.S. Treasury Bills	0.195%	2/3/11	250,000,000	249,790,105	(a)

U.S. Treasury Bills	0.190%	2/10/11	250,000,000	249,786,249	(a)

U.S. Treasury Bills	0.180 - 0.185%	2/17/11	384,487,000	384,155,430	(a)

U.S. Treasury Bills	0.185%	2/24/11	200,000,000	199,819,111	(a)

U.S. Treasury Bills	0.190%	3/3/11	150,000,000	149,855,916	(a)

Total U.S. Treasury Bills				16,272,636,003

U.S. Treasury Notes — 7.3%

U.S. Treasury Notes	3.875%	9/15/10	169,000,000	169,233,846

U.S. Treasury Notes	2.000%	9/30/10	700,000,000	701,001,287

U.S. Treasury Notes	4.250%	10/15/10	177,000,000	177,871,211

U.S. Treasury Notes	1.250%	11/30/10	175,000,000	175,431,355

Total U.S. Treasury Notes				1,223,537,699

Total Investments — 104.9% (Cost — $17,496,173,702#)				17,496,173,702

Liabilities in Excess of Other Assets — (4.9)%				(823,565,212)

Total Net Assets — 100.0%				$16,672,608,490

(a)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

U.S. Treasury Reserves Portfolio 2010 Annual Report | 23

Statement of assets and liabilities
August 31, 2010

Assets:

Investments, at value	$17,496,173,702

Cash	277

Interest receivable	12,328,694

Total Assets	17,508,502,673

Liabilities:

Payable for securities purchased	834,362,363

Investment management fee payable	1,320,666

Trustees’ fees payable	36,392

Accrued expenses	174,762

Total Liabilities	835,894,183

Total Net Assets	$16,672,608,490

Represented by:
Paid-in-capital	$16,672,608,490

See Notes to Financial Statements.

24 | U.S. Treasury Reserves Portfolio 2010 Annual Report

Statement of operations
For the year ended August 31, 2010

Investment Income:

Interest	$34,556,668

Expenses:

Investment management fee (Note 2)	21,058,347

Legal fees	450,714

Trustees’ fees	294,744

Custody fees	90,543

Audit and tax	28,900

Miscellaneous expenses	45,685

Total Expenses	21,968,933
Less: Fee waivers and/or expense reimbursements (Note 2)	(910,595)

Net Expenses	21,058,338

Net Investment Income	13,498,330

Net Realized Gain on Investment Transactions	217,951

Increase in Net Assets From Operations	$13,716,281

See Notes to Financial Statements.

U.S. Treasury Reserves Portfolio 2010 Annual Report | 25

Statements of changes in net assets

For the Years Ended August 31,	2010	2009

Operations:

Net investment income	$13,498,330	$179,954,960

Net realized gain	217,951	5,506,522

Increase in Net Assets From Operations	13,716,281	185,461,482

Capital Transactions:

Proceeds from contributions	26,083,922,616	71,250,219,493

Value of withdrawals	(34,591,981,228)	(60,678,442,563)

Increase (Decrease) in Net Assets From Capital Transactions	(8,508,058,612)	10,571,776,930

Increase (Decrease) in Net Assets	(8,494,342,331)	10,757,238,412

Net Assets:

Beginning of year	25,166,950,821	14,409,712,409

End of year	$16,672,608,490	$25,166,950,821

See Notes to Financial Statements.

26 | U.S. Treasury Reserves Portfolio 2010 Annual Report

Financial highlights

For the years ended August 31:

	2010	2009	2008	2007	2006

Net asset value, end of year (000s)	$16,672,608	$25,166,951	$14,409,712	$4,425,997	$1,490,486

Total return[1]	0.08%	0.53%	2.59%	4.96%	4.21%

Ratios to average net assets:
Gross expenses	0.10%	0.10%	0.11%	0.12%[2]	0.13%

Net expenses[3,4,5]	0.10	0.10	0.10	0.10 [2]	0.10

Net investment income	0.06	0.53	2.18	4.76	4.16

[1]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[2]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios would not have changed.

[3]	Reflects fee waivers and/or expense reimbursements.
[4]	The impact of compensating balance arrangements, if any, was less than 0.01%.
[5]	As a result of a voluntary expense limitation agreement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of shares will not exceed 0.10%.

See Notes to Financial Statements.

U.S. Treasury Reserves Portfolio 2010 Annual Report | 27

Notes to financial statements

1. Organization and significant accounting policies
U.S. Treasury Reserves Portfolio (the “Portfolio”) is a no load, diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. At August 31, 2010, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Short-term investments†	—	$17,496,173,702	—	$17,496,173,702

†    See Schedule of Investments for additional detailed categorizations.

(b) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(c) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

28 | U.S. Treasury Reserves Portfolio 2010 Annual Report

Notes to financial statements (cont’d)

(d) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of August 31, 2010, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(e) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates
Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

During the year ended August 31, 2010, the Portfolio had a voluntary expense limitation agreement in place of 0.10% of the Portfolio’s average daily net assets. This arrangement may be reduced or terminated under certain circumstances.

During the year ended August 31, 2010, fees waived and/or expenses reimbursed amounted to $910,595.

The manager is permitted to recapture amounts previously forgone or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expense incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities
Financial Accounting Standards Board Codification Topic 815 (formerly, Statement of Financial Accounting Standards No. 161) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the year ended August 31, 2010, the Portfolio did not invest in derivative instruments and does not have any intention to do so in the future.

4. Legal matters
Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual

U.S. Treasury Reserves Portfolio 2010 Annual Report | 29

funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

5. Other matters
On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (prior to May 31, 2010, the Fund was known as Western Asset / CitiSM New York Tax Free Reserves, and prior to June 1, 2009, as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to

30 | U.S. Treasury Reserves Portfolio 2010 Annual Report

Notes to financial statements (cont’d)

negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. On December 29, 2009, the U.S. Court of Appeals for the Second Circuit reserved judgment after determining that the propriety of the district court’s dismissal depended upon an unsettled question of Massachusetts state law regarding the statute governing derivative proceedings was better addressed by a Massachusetts court and certified the question to the Massachusetts Supreme Judicial Court. On August 23, 2010, the Massachusetts Supreme Judicial Court answered the certified question, concluding that a derivative action must be dismissed under applicable state law following a corporation’s independent determination, made in good faith and after reasonable inquiry, that maintenance of the derivative proceeding is not in the best interests of the corporation, regardless whether the derivative complaint has been filed before or after the corporation’s rejection of the shareholder’s demand. The answer will be conveyed to the U.S. Court of Appeals for the Second Circuit and the parties await a decision of that Court.

6. Regulatory matter
The Securities and Exchange Commission (“SEC”) adopted amendments to Rule 2a-7 and certain other rules under the 1940 Act concerning the operation and regulation of money market funds. These new rules and amendments became effective May 5, 2010, unless otherwise specified in the rule release. The rule amendments and new rule, among other things, tighten portfolio credit quality, maturity and liquidity requirements for money market funds. None of these changes in regulation affect the financial statements.

U.S. Treasury Reserves Portfolio 2010 Annual Report | 31

Report of independent registered public accounting firm

The Board of Trustees and Investors
Master Portfolio Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of U.S. Treasury Reserves Portfolio, a series of Master Portfolio Trust, as of August 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of U.S. Treasury Reserves Portfolio as of August 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
October 20, 2010

32 | U.S. Treasury Reserves Portfolio

Additional Information (unaudited)

The Trustees and Officers of the Fund also serve as the Trustees and Officers of the Portfolio. Information about the Trustees and Officers of the Fund can be found on pages 15 through 20 of this report.

Western Asset
U.S. Treasury Reserves

Trustees
Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA
Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager
Legg Mason Partners Fund Advisor, LLC

Subadviser
Western Asset Management Company

Distributor
Legg Mason Investor Services, LLC

Custodian
State Street Bank and Trust Company

Transfer agent
Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, MA 02169

Independent registered public accounting firm
KPMG LLP
345 Park Avenue
New York, NY 10154

Western Asset U.S. Treasury Reserves
The Fund is a separate investment series of Legg Mason Partners Money Market Trust, a Maryland statutory trust.

Western Asset U.S. Treasury Reserves
Legg Mason Funds
55 Water Street
New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-625-4554 or 1-212-857-8181.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-625-4554 or 1-212-857-8181, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset U.S. Treasury Reserves.
This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2010 Legg Mason Investor Services, LLC
Member FINRA, SIPC

Privacy policy

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment. From time to time, we may collect a variety of personal information about you, including:

•	Information we receive from you on applications and forms, via the telephone, and through our websites;

•	Information about your transactions with us, our affiliates, or others (such as your purchases, sales, or account balances); and

•	Information we receive from consumer reporting agencies.

We do not disclose nonpublic personal information about our customers or former customers, except to our affiliates (such as broker-dealers or investment advisers within the Legg Mason family of companies) or as is otherwise permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions or service an account. We may also provide this information to companies that perform marketing services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. When we enter into such agreements, we will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

NOT PART OF THE ANNUAL REPORT

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked 11th-largest money manager in the world, according to Pensions & Investments, June 28, 2010, based on 12/31/09 worldwide assets under management.

www.leggmason.com/individualinvestors
©2010 Legg Mason Investor Services, LLC Member FINRA, SIPC
FDXX010350 10/10 SR10-1210

NOT PART OF THE ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross the Chairman of the Board’s Audit Committee and Jane F. Dasher, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2009 and August 31, 2010 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $258,935 in 2009 and $225,725 in 2010.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $975 in 2009 and $58,400 in 2010. These services consisted of procedures performed in connection with the Re-domiciliation of the various reviews of Prospectus supplements, and consent issuances related to the N-1A filings and calculations pursuant to Funds revolving credit for the Legg Mason Partners Money Market Trust.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Legg Mason Partners Money Market Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Periods.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $15,600 in 2009 and $26,750 in 2010. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Money Market Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Money Market Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Money Market Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for 2009 and 2010; Tax Fees were 100% and 100% for 2009 and 2010; and Other Fees were 100% and 100% for 2009 and 2010.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Money Market Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Money Market Trust during the reporting period were $0 in 2010.

(h) Yes. Legg Mason Partners Money Market Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Money Market Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.		AUDIT COMMITTEE OF LISTED REGISTRANTS.

	a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Elliott J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
Rainer Greeven
Stephen R. Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

	b)	Not applicable.

ITEM 6.		SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.		DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.		PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.		PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.		SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.		CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Money Market Trust

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Money Market Trust

Date:	October 28, 2010

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Money Market Trust

Date:	October 28, 2010

By:	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer of
Legg Mason Partners Money Market Trust

Date:	October 28, 2010